Commitments and Contingencies (Schedule of Future Minimum Rental Payments) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020 (remainder)	$ 327
2021	663
2022	682
2023	684
2024	686
Thereafter	29,381
Total minimum lease payments	32,423
Less: amounts representing interest	(23,278)
Total present value of minimum lease payments	9,145	$ 9,133
Finance Leases, After Adoption of 842
2020 (remainder)	41
2021	84
2022	86
2023	88
2024	90
Thereafter	7,500
Total minimum lease payments	7,889
Less: amounts representing interest	(3,053)
Total present value of minimum lease payments	$ 4,836
Finance Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:AccountsPayableAndAccruedLiabilitiesCurrentAndNoncurrent